Appropriation of retained earnings (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Appropriation of retained earnings [Line Items]
Balance at beginning of year	[1],[2],[3]	₩ 22,959,440
Dividends to hybrid bonds		(61,993)	₩ (40,357)	₩ (17,678)
Net income		3,642,384	3,198,265	2,949,205
Unappropriated retained earnings to be carried over to subsequent year	[1],[2],[3]	25,525,821	22,959,440
Parent Company only
Appropriation of retained earnings [Line Items]
Balance at beginning of year		5,184,339	4,867,521
Net effect due to change in accounting policy		0	(23)
Dividends to hybrid bonds		(61,993)	(40,357)
Net income		1,129,173	1,234,883	754,727
Unappropriated retained earnings		6,251,519	6,062,024
Legal reserve		(112,917)	(123,488)
Dividends on common stocks paid		(851,587)	(753,041)
Dividends on preferred stocks paid		(32,342)	0
Regulatory reserve for loan losses		(3,260)	(1,156)
Appropriation of retained earnings		(1,000,106)	(877,685)
Unappropriated retained earnings to be carried over to subsequent year		₩ 5,251,413	₩ 5,184,339	₩ 4,867,521
Date of appropriation		Mar. 26, 2020	Mar. 27, 2019

[1]	As of December 31, 2018 and 2019, profits reserved by the Group as of Article 53 of the Financial Holding Companies Act amounted to W2,068,190 million and W2,191,677 million, respectively.
[2]	As of December 31, 2018 and 2019, the regulatory reserves for loan losses the Group appropriated in retained earnings are W7,572 million and W8,728 million, respectively.
[3]	As of December 31, 2019, profit dividends within retained earnings of subsidiaries of the Group subject to a restricted dividend in accordance with laws, etc. are amounted to W6,419,934 million.